Income tax - Recognised deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	$ 425.4	$ 806.8
Liabilities	(428.9)	(955.9)
Net deferred tax assets recognised in the statement of the financial position	2.6	2.3
Net deferred tax liabilities recognised in the statement of the financial position	(6.1)	(151.4)
Net	(3.5)	(149.1)	$ (118.5)
Fixed assets (including right of use assets)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(428.9)	(955.9)
Net	(428.9)	(955.9)	(637.8)
Financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	405.0	783.7
Net	405.0	783.7	493.1
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	13.4	12.9
Net	13.4	12.9	17.6
Accumulated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0.4	6.8
Net	0.4	6.8	9.0
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	6.6	3.4
Net	$ 6.6	$ 3.4	$ (0.4)